Nationwide Bailard International Equities Fund Expense Example - Nationwide Bailard International Equities Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 669
Expense Example, with Redemption, 3 Years	881
Expense Example, with Redemption, 5 Years	1,111
Expense Example, with Redemption, 10 Years	1,768
Class M Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	913
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	913
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,055